Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
Leases

Note 7 – Leases

During the six months ended June 30, 2025 and 2024, the Company had six operating lease agreements for a period of 4 years to 5 years. The leases were for corporate office, golf carts and golf equipment.

The components of leases related expenses charged to statements of operations were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Operating lease cost	58,345	98,133	$116,009	$155,849

Supplemental cash flow information related to leases was as follows:

	For the six months ended
	June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$116,009	$155,849
Weighted average discount rate	5.00%	3.52%
Weighted average remaining lease term (years)	3.89	1.59

Supplemental balance sheet information related to leases was as follows:

	June 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
Operating lease right-of-use asset	$695,572	$775,546
Operating lease liabilities:
Current portion	199,652	195,115
Non-current portion	495,920	580,431
	$695,572	$775,546

Future minimum lease payments under operating leases as of June 30, 2025 were as follows:

Year ending December 31,
2025 (excluding six months ended June 30, 2025)	$115,145
2026	204,211
2027	165,966
2028	165,966
2029	112,006
2030	1,362
$764,656
Less: imputed interest	(69,084)
Operating lease liabilities	$695,572

Note 7 – Leases

During the years ended December 31, 2024, 2023 and 2022, the Company had six operating agreements for a period of 4 years to 5 years. The leases were for corporate office, golf carts and golf equipment.

The components of leases related expenses charged to statements of operations were as follows:

	Years Ended December 31,
	2024	2023	2022
Operating lease cost	$247,109	$230,865	$183,382

Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$247,109	$230,865	$183,382
Weighted average discount rate	4.95%	3.44%	3.26%
Weighted average remaining lease term (years)	4.26	2.08	2.85

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2024	2023
Operating lease right-of-use asset	$775,546	$363,296
Operating lease liabilities:
Current portion	195,115	222,275
Non-current portion	580,431	141,021
	$775,546	$363,296

Future minimum lease payments under operating leases as of December 31, 2024 were as follows:

Year ending December 31,
2025	$228,430
2026	200,125
2027	161,880
2028	161,880
2029	107,920
$860,235
Less imputed interest	(84,689)
Operating lease liabilities	$775,546